SEGMENT - Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)
SEGMENT
Revenues	¥ 10,010	$ 1,380	¥ 6,063
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	48,452			¥ 48,473
China
SEGMENT
Revenues	7,927		4,727
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	30,524			31,684
Germany
SEGMENT
Revenues	1,532		989
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	14,517			13,501
All others
SEGMENT
Revenues	551		¥ 347
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	¥ 3,411			¥ 3,288